UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	12/31/2007

Date of reporting period:	03/31/2007

Item 1. Schedule of Investments. The schedule of investments for the period ending March 31, 2007 is filed herewith.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	March 31, 2007

Principal
Amount	Fixed Income Securities	Value
	Asset Backed Securities (12.5% of Net Assets)
	Banking (12.5%)
2,500,000	Ameriquest Mortgage Securities, Inc. (06-R2-M10), 7.82%, due 04/25/36	1,775,750
2,661,000	Argent Securities, Inc. (06-W3-M10), (144A), 7.82%, due 04/25/36	1,915,920	*
2,000,000	Argent Securities, Inc. (06-W4-M10), 7.82%, due 05/25/36	700,000
2,000,000	Carrington Mortgage Loan Trust (06-2FRE-10), (144A), 7.32%, due 10/25/36	960,000	*
2,000,000	Carrington Mortgage Loan Trust (06-NC1-M10), (144A), 8.32%, due 01/25/36	1,605,000	*
1,500,000	Countrywide Asset-Backed Certificates (06-26-B), (144A), 7.07%, due 06/25/37	863,100	*
2,000,000	Countrywide Asset-Backed Certificates (06-5-B), 7.72%, due 08/25/36	1,516,200
2,000,000	Countrywide Asset-Backed Certificates (06-6-B), (144A), 8.32%, due 09/25/36	1,382,000	*
2,000,000	Countrywide Asset-Backed Certificates (07-6-M8), 7.32%, due 09/25/37	1,667,000
1,993,000	First Franklin Mortgage Loan Asset Backed Certificate (06-17FF-B), (144A), 7.82%, due 12/25/36	1,584,634	*
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF5-M10), (144A), 7.32%, due 04/25/36	1,525,200	*
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF7-M10), (144A), 7.32%, due 05/25/36	1,539,400	*
2,000,000	Fremont Home Loan Trust (06-2-M9), 7.72%, due 02/25/36	1,200,000
2,000,000	HSI Asset Securitization Corp. Trust (06-OPT3-M9), 7.32%, due 02/25/36	1,655,000
2,000,000	JP Morgan Mortgage Acquisition Corp. (06-NC1-M10), (144A), 7.82%, due 04/25/36	1,300,000	*
1,000,000	Residential Asset Mortgage Products, Inc. (06-NC3-M9), 7.37%, due 03/25/36	743,100
2,000,000	Saxon Asset Securities Trust (06-2-B4), 7.82%, due 09/25/36	1,392,200
1,000,000	Saxon Asset Securities Trust (07-1-B2), 7.57%, due 02/25/37	890,000
2,000,000	Securitized Asset Backed Receivables LLC Trust (07-BR1-B2), 7.57%, due 02/25/37	1,744,000

2,000,000		Soundview Home Equity Loan Trust (06-OPT2-M9), (144A), 7.82%, due 05/25/36	1,626,800	*
2,000,000		Soundview Home Equity Loan Trust (06-OPT3-M9), (144A), 7.82%, due 06/25/36	1,526,800	*
2,000,000		Structured Asset Securities Corp. (06-NC1-B1), (144A), 7.82%, due 05/25/36	1,318,600	*
2,000,000		Structured Asset Securities Corp. (06-WF1-M9), 7.32%, due 02/25/36	1,589,400
		Total Banking	32,020,104
		Total Asset Backed Securities (Cost: $40,169,822)	32,020,104

		Collateralized Debt Obligations (19.5%)
		Banking (0.4%)
1,000,000		FM Leveraged Capital Fund (06-2-E), (144A), 9.11%, due 11/15/20	993,000	*

		Diversified Financial Services- Specialized Finance (13.0%)
1,500	(1)	ACA CLO, Ltd. (06-2), (144A), 0%, due 01/07/21	1,350,000	*
4,000,000		ARES VR CLO, Ltd. (06-1A), (144A), 7.253%, due 02/24/18	3,600,000	*
1,000	(1)	Centurion CDO VII, Ltd., (144A), 0%, due 01/30/16	740,000	*
2,000,000		Clydesdale CLO, Ltd. (06-1A), (144A), 0%, due 12/19/18	1,950,000	*
1,000,000		CW Capital Cobalt (06-2A-K), (144A), 8.86%, due 04/26/50	984,000	*
1,000,000		CW Capital Cobalt II, (06-2A-PS), (144A), 0%, due 4/26/50	940,000	*
1,937,876		De Meer Middle Market CLO, Ltd. (06-1A), (144A), 5.477%, due 10/20/18	1,829,937	*
961,149		De Meer Middle Market CLO, Ltd. (06-1A-E), (144A), 9.36%, due 10/20/18	958,747	*
2,000,000		Duane Street CLO (06-3-A), (144A), 0%, due 01/11/21	1,900,000	*
2,000	(1)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 0%, due 11/20/20	1,800,000	*
2,000,000		Galaxy CLO, Ltd. (06-6I), 0%, due 06/13/18	1,949,400
2,000,000		Galaxy CLO, Ltd. (06-7A), (144A), 0%, due 10/13/18	2,000,000	*
3,000,000		Katonah, Ltd. (8A), (144A), 0%, due 05/20/18	2,700,000	*
2,000,000		LCM CDO, LP (5I), 5.36%, due 03/21/19	1,860,000
3,500,000		Octagon Investment Partners X, Ltd. (06-10A), (144A), 0%, due 10/18/20	3,454,850	*
3,000,000		Prospect Park CDO, Ltd. (06-1I), 0%, due 07/15/20	2,608,800
1,750,000		Vertical CDO, Ltd. (06-1), (144A), 0%, due 04/22/46	1,750,000	*

1,000,000	(1)	WhiteHorse III, Ltd. (144A), 0%, due 05/01/18	900,000	*
		Total Diversified Financial Services- Specialized Finance	33,275,734

		Diversified Financial Services-Multi-Sector Holdings (1.3%)
486,410		Mantoloking CDO, Ltd. (06-1A-E), (144A), 8.865%, due 08/28/46	424,782	*
1,500	(1)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46	1,050,000	*
1,989,181		Marathon Structured Finance CDO, Ltd. (06-1A-E), (144A), 10.86%, due 07/26/46	1,856,702	*
		Total Diversified Financial Services-Multi-Sector Holdings	3,331,484

		Thrifts & Mortgage Finance (4.8%)
1,000,000		Bering CDO, Ltd. (06-1A), 0%, due 09/07/46	910,000
1,000,000		Bering CDO, Ltd. (06-1A-1C), (144A), 11.82%, due 09/07/46	978,300	*
2,000,000		Fortius Funding, Ltd. (06-2-A), (144A), 5.374%, due 02/03/42	1,820,000	*
1,000,000		Fortius Funding, Ltd. (06-2-AE), (144A), 11.36%, due 02/03/42	740,000	*
1,000	(1)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41	940,000	*
1,000,000		GSC ABS CDO, Ltd. (06-3GA-D), (144A), 8.625%, due 06/02/42	930,700	*
1,500,000		Hudson Mezzanine Funding (06-1-AE), (144A), 12.101%, due 04/12/42	1,020,000	*
1,500,000		Hudson Mezzanine Funding (06-1A-INC), (144A), 0%, due 04/12/42	1,275,000	*
1,000,000		IXIS ABS CDO, Ltd. (06-1I-E), 11.59%, due 12/13/46	913,500
2,000,000		Vertical CDO, Ltd. (06-2A), (144A), 0%, due 05/09/46	1,100,000	*
1,985,325		Vertical CDO, Ltd. (06-2A-C), (144A), 11.61%, due 05/09/46	1,691,100	*
		Total Thrifts & Mortgage Finance	12,318,600
		Total Collateralized Debt Obligations (Cost: $52,903,048)	49,918,818

		Collateralized Mortgage Obligations (26.3%)
		Banking (3.3%)
6,058,802		GSR Mortgage Loan Trust (03-7F-1A4), 5.25%, due 06/25/33	5,615,055
3,931,925		GSR Mortgage Loan Trust (06-1F-1A5), 1.265%, due 02/25/36 (I/F)(TAC)	2,846,960

	Total Banking	8,462,015

	U.S. Government Agency Obligations (23.0%)
2,023,000	Federal Home Loan Mortgage Corp. (2684-SN), 1.65%, due 10/15/33 (I/F)	1,436,132
1,950,546	Federal Home Loan Mortgage Corp. (2870-EO), 0%, due 10/15/34 (P/O)	1,206,735
3,144,097	Federal Home Loan Mortgage Corp. (2951-NS), 0%, due 03/15/35 (I/F)	2,116,015
2,040,473	Federal Home Loan Mortgage Corp. (2962-GT), 0%, due 04/15/35 (I/F)(TAC)	1,839,690
987,732	Federal Home Loan Mortgage Corp. (2990-JK), 0.72%, due 03/15/35 (I/F)	798,411
1,701,328	Federal Home Loan Mortgage Corp. (3019-SQ), 0%, due 06/15/35 (I/F)	1,268,499
2,929,906	Federal Home Loan Mortgage Corp. (3035-TP), 6.5%, due 12/15/33 (I/F)	2,925,980
2,245,826	Federal Home Loan Mortgage Corp. (3062-HO), 0%, due 11/15/35 (P/O)	1,658,071
1,693,557	Federal Home Loan Mortgage Corp. (3074-LO), 0%, due 11/15/35 (P/O)	1,141,330
431,440	Federal Home Loan Mortgage Corp. (3076-ZQ), 5.5%, due 11/15/35 (PAC)	417,368
1,908,580	Federal Home Loan Mortgage Corp. (3081-PO), 0%, due 07/15/33 (P/O)	1,423,120
2,913,616	Federal Home Loan Mortgage Corp. (3092-CS), 5.571%, due 12/15/35 (I/F)(TAC)	2,711,994
3,033,518	Federal Home Loan Mortgage Corp. (3092-LO), 0%, due 12/15/35 (P/O)(TAC)	2,591,140
2,819,318	Federal Home Loan Mortgage Corp. (3092-OL), 0%, due 12/15/35 (P/O)	1,972,141
2,598,416	Federal Home Loan Mortgage Corp. (3146-SB), 4.143%, due 04/15/36 (I/F)	2,414,404
1,587,520	Federal Home Loan Mortgage Corp. (3153-NK), 4.07%, due 05/15/36 (I/F)	1,468,000
2,646,474	Federal Home Loan Mortgage Corp. (3161-SA), 3.96%, due 05/15/36 (I/F)	2,460,508
2,375,668	Federal Home Loan Mortgage Corp. (3171-GO), 0.%, due 06/15/36 (P/O)(PAC)	1,935,694
1,838,573	Federal Home Loan Mortgage Corp. (3186-SB), 3.227%, due 07/15/36 (I/F)	1,660,508
3,342,505	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	3,146,822

2,019,046	Federal National Mortgage Association (05-44-TS), 2.1%, due 03/25/35 (I/F)(TAC)	1,707,124
3,265,348	Federal National Mortgage Association (05-69-HO), 0%, due 08/25/35 (P/O)	2,763,823
1,818,297	Federal National Mortgage Association (05-87-ZQ), 4.5%, due 10/25/25	1,760,712
1,570,708	Federal National Mortgage Association (05-92-DT), 6%, due 10/25/35 (I/F)(TAC)	1,518,935
1,962,024	Federal National Mortgage Association (06-14-SP), 6.111%, due 03/25/36 (I/F)(TAC)	1,955,451
1,899,392	Federal National Mortgage Association (06-15-LO), 0%, due 03/25/36 (P/O)	1,520,242
2,888,981	Federal National Mortgage Association (06-44-C), 0%, due 12/25/33 (P/O)	2,472,881
2,294,458	Federal National Mortgage Association (06-57-SA), 3.483%, due 06/25/36 (I/F)	2,089,843
2,000,000	Federal National Mortgage Association (06-67-DS), 1.892%, due 07/25/36 (I/F)	1,570,574
2,665,974	Federal National Mortgage Association (25-62-BO), 0%, due 07/25/35 (P/O)	2,174,342
3,663,196	Government National Mortgage Association (05-45-DK), 0.72%, due 06/16/35 (I/F)	3,038,328
	Total U.S. Government Agency Obligations	59,164,817
	Total Collateralized Mortgage Obligations (Cost: $62,648,519)	67,626,832

	Other Fixed Income (20.9%)
	Financial Services (20.9%)
54,000,000	Dow Jones CDX, NA. HY Trust I, (144A), 7.625%, due 06/29/12	53,730,000	* #
	Total Other Fixed Income (Cost: $53,730,000)	53,730,000
	Convertible Corporate Bonds (7.0%)
	Banking (1.6%)
1,868,000	SLM Corp., 5.31%, due 07/25/35	1,872,782
2,185,000	Wachovia Corp., 9.5%, due 09/20/07	2,332,050
	Total Banking	4,204,832

	Electronics (1.9%)
1,407,000	Agere Systems, Inc., 6.5%, due 12/15/09	1,446,171
1,443,000	Fairchild Semiconductor Corp., 5%, due 11/01/08	1,433,678
1,416,000	LSI Logic Corp., 4%, due 05/15/10	1,520,727
593,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37	605,927	*

	Total Electronics	5,006,503

	Industrial - Diversified (0.4%)
674,000	Tyco International Group SA, 3.125%, due 01/15/23	986,972

	Insurance (0.8%)
78,387	XL Capital, Ltd., 7%, due 02/15/09	2,036,494

	Media - Broadcasting & Publishing (0.6%)
1,543,000	Ciena Corp., 3.75%, due 02/01/08	1,518,081

	Pharmaceuticals (0.3%)
673,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11	650,286	*

	Real Estate (0.7%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25	1,839,165	*

	Telecommunications (0.7%)
1,789,000	Lucent Technologies, Inc., 8%, due 08/01/31	1,789,000
	Total Convertible Corporate Bonds (Cost: $17,893,109)	18,031,333
	Total Fixed Income Securities (Cost: $227,344,498) (86.2%)	221,327,087

Number of
Shares	Convertible Preferred Stocks	Value
	Aerospace & Defense (0.8%)
15,000	Northrop Grumman Corp., $1.75	2,118,750

	Airlines (0.7%)
33,650	Bristow Group, Inc., $1.375	1,699,325	+

	Automobiles (1.3%)
32,785	Ford Motor Co. Capital Trust II, $1.625	1,180,260
40,800	General Motors Corp., $1.125	882,300	+
57,950	General Motors Corp., $1.3125	1,202,462
	Total Automobiles	3,265,022

	Commercial Services (0.4%)
20,640	United Rentals, Inc., $1.625	1,016,520

	Containers & Packaging (0.4%)
47,561	Smurfit-Stone Container Corp., $1.75	1,141,464	+

	Electric Utilities (0.6%)
31,100	AES Corp., $1.6875	1,570,550

	Food & Staples Retailing (1.3%)
60,165	Albertson’s, Inc., $1.8125	1,489,084	+
28,760	Rite Aid Corp., $1.75	1,844,235
	Total Food & Staples Retailing	3,333,319

	Insurance (0.7%)
24,705	Reinsurance Group of America, Inc., $1.4375	1,797,289

	Media (0.7%)
1,500	Interpublic Group of Companies, Inc., (144A), $1.28125	1,695,000	*

	Oil, Gas & Consumable Fuels (0.6%)
15,945	Chesapeake Energy Corp., $1.125	1,591,789

	Road & Rail (0.7%)
1,360	Kansas City Southern, $1.28125	1,880,200

	Utilities (0.8%)
30,400	Entergy Corp., $1.90625	1,976,000

	Total Convertible Preferred Stocks (Cost: $21,841,317) (9.0%)	23,085,228

Number of
Shares	Common Stock	Value
	Aerospace & Defense (0.1%)
6,000	Honeywell International, Inc.	276,360

	Automobiles (0.1%)
6,400	General Motors Corp.	196,096	+

	Biotechnology (0.2%)
5,300	Genentech, Inc.	435,236	**

	Capital Markets (0.1%)
4,600	Merrill Lynch & Co., Inc.	375,682

	Chemicals (0.2%)
6,500	Du Pont (E.I.) de Nemours & Co.	321,295	+
5,900	Lyondell Chemical Co.	176,823
	Total Chemicals	498,118

	Commercial Services & Supplies (0.1%)
8,500	Waste Management, Inc.	292,485

	Communications Equipment (0.1%)
15,100	Nokia Oyj (ADR)	346,092	+

	Computers & Peripherals (0.3%)
7,600	Hewlett-Packard Co.	305,064
4,300	International Business Machines Corp.	405,318
	Total Computers & Peripherals	710,382

	Consumer Finance (0.1%)
1,900	Capital One Financial Corp.	143,374

	Containers & Packaging (0.1%)
15,000	Packaging Corp. of America	366,000

	Diversified Financial Services (0.4%)
8,800	Citigroup, Inc.	451,792
10,000	JPMorgan Chase & Co.	483,800
	Total Diversified Financial Services	935,592

	Diversified Telecommunication Services (0.6%)
14,000	AT&T, Inc.	552,020
14,468	BCE, Inc.	409,155
21,700	Qwest Communications International, Inc.	195,083	** +
19,037	Windstream Corp.	279,654
	Total Diversified Telecommunication Services	1,435,912

	Electric Utilities (0.2%)
8,500	American Electric Power Co., Inc.	414,375

	Food Products (0.3%)
14,100	Kraft Foods, Inc., Class A	446,406	+
17,900	Sara Lee Corp.	302,868
	Total Food Products	749,274

	Health Care Providers & Services (0.2%)
6,200	Aetna, Inc.	271,498
29,840	Tenet Healthcare Corp.	191,871	**
	Total Health Care Providers & Services	463,369

	Health Care Technology (0.1%)
3,200	Cerner Corp.	174,240	** +

	Household Durables (0.1%)
2,900	Sony Corp. (ADR)	146,421

	Household Products (0.1%)
4,700	Kimberly-Clark Corp.	321,903

	Industrial Conglomerates (0.1%)
7,400	General Electric Co.	261,664

	Information Technology Services (0.1%)
6,600	Electronic Data Systems Corp.	182,688

	Insurance (0.3%)
3,600	American International Group, Inc.	241,992
4,400	Chubb Corp.	227,348
5,600	The St. Paul Travelers Companies, Inc.	289,912
	Total Insurance	759,252

	Leisure Equipment & Products (0.1%)
10,000	Mattel, Inc.	275,700

	Media (0.3%)
10,000	Clear Channel Communications, Inc.	350,400
5,550	Comcast Corp., Class A	144,022	**
15,300	Regal Entertainment Group, Class A	304,011	+
	Total Media	798,433

	Multiline Retail (0.1%)
3,600	Federated Department Stores, Inc.	162,180

	Oil, Gas & Consumable Fuels (0.3%)
4,600	Chevron Corp.	340,216
5,200	ConocoPhillips	355,420
	Total Oil, Gas & Consumable Fuels	695,636

	Paper & Forest Products (0.1%)
11,600	MeadWestvaco Corp.	357,744

	Personal Products (0.1%)
9,200	Avon Products, Inc.	342,792

	Pharmaceuticals (0.3%)
14,400	Pfizer, Inc.	363,744
8,100	Watson Pharmaceuticals, Inc.	214,083	**
5,500	Wyeth	275,165
	Total Pharmaceuticals	852,992

	Real Estate Investment Trust (REITs) (0.1%)
10,100	CapitalSource, Inc.	253,813	+

	Road & Rail (0.3%)
2,200	Con-way, Inc.	109,648
8,700	CSX Corp.	348,435
1	Kansas City Southern	36	**
2,400	Union Pacific Corp.	243,720
	Total Road & Rail	701,839

	Semiconductors & Semiconductor Equipment (0.1%)
15,700	Intel Corp.	300,341

	Software (0.1%)
7,900	Salesforce.com, Inc.	338,278	** +

	Textiles, Apparel & Luxury Goods (0.0%)
2,587	Hanesbrands, Inc.	76,032	**

	Thrifts & Mortgage Finance (0.2%)
8,000	Fannie Mae	436,640
10,100	New York Community Bancorp, Inc.	177,659	+
	Total Thrifts & Mortgage Finance	614,299

	Wireless Telecommunication Services (0.2%)
25,699	Alcatel-Lucent (ADR)	303,762	+
4,000	Alltel Corp.	248,000
	Total Wireless Telecommunication Services	551,762
	Total Common Stock (Cost: $14,781,527) (6.2%)	15,806,356

Principal
Amount	Short-Term Investments	Value
16,908	Abbey National, 5.27%, due 04/03/07	16,908	***
67,633	Banco Bilbao Vizcaya Argentaria, 5.305%, due 05/14/07	67,633	***
87,923	Bank of America, 5.27%, due 05/08/07	87,923	***
84,542	Bank of America, 5.31%, due 05/17/07	84,542	***
16,908	Bank of Montreal, 5.27%, due 04/11/07	16,908	***
16,908	Bank of Montreal, 5.27%, due 04/20/07	16,908	***
67,633	Bank of Montreal, 5.4%, due 04/02/07	67,633	***
50,725	Bank of Nova Scotia, 5.28%, due 04/02/07	50,725	***
33,816	Bank of Nova Scotia, 5.28%, due 04/09/07	33,816	***
67,633	Bank of Sweden, 5.3%, due 05/11/07	67,633	***
33,817	Barclays PLC, 5.285%, due 05/07/07	33,817	***
33,816	Barclays PLC, 5.285%, due 05/21/07	33,816	***
50,726	Barclays PLC, 5.3%, due 05/16/07	50,726	***
84,543	Barclays PLC, 5.31%, due 04/02/07	84,543	***
16,909	Barclays PLC, 5.31%, due 04/09/07	16,909	***
16,966	Barton Capital Corp., 5.268%, due 04/05/07	16,909	***
33,921	Barton Capital Corp., 5.276%, due 04/11/07	33,817	***
33,931	Barton Capital Corp., 5.288%, due 04/12/07	33,817	***
67,634	BNP Paribas, 5.42%, due 04/02/07	67,634	***
34,020	CAFCO LLC, 5.282%, due 04/17/07	33,817	***
16,909	Calyon, 5.3%, due 05/17/07	16,909	***
16,909	Calyon, 5.305%, due 05/24/07	16,909	***
33,817	Canadian Imperial Bank of Commerce, 5.28%, due 04/30/07	33,817	***
17,026	Charta LLC, 5.296%, due 05/09/07	16,909	***
33,817	Citigroup Eurodollar, 5.31%, due 05/04/07	33,817	***
17,026	Clipper Receivables Co. LLC, 5.282%, due 04/04/07	16,909	***
16,984	Compass Securitization LLC, 5.293%, due 04/25/07	16,909	***
16,989	Compass Securitization LLC, 5.295%, due 04/17/07	16,909	***
17,006	CRC Funding LLC, 5.28%, due 04/17/07	16,909	***
34,055	CRC Funding LLC, 5.287%, due 04/25/07	33,817	***

67,634	Credit Suisse (USA), Inc., 5.28%, due 04/03/07	67,634	***
16,909	Credit Suisse (USA), Inc., 5.3%, due 05/17/07	16,909	***
84,543	Credit Suisse (USA), Inc., 5.31%, due 05/01/07	84,543	***
33,985	Danske Corp., 5.271%, due 04/10/07	33,817	***
33,981	Danske Corp., 5.285%, due 04/30/07	33,817	***
33,817	Deutsche Bank AG, 5.3%, due 05/15/07	33,817	***
33,990	Falcon Asset Securitization Corp., 5.282%, due 04/19/07	33,817	***
16,983	Falcon Asset Securitization Corp., 5.283%, due 04/12/07	16,909	***
33,966	Falcon Asset Securitization Corp., 5.293%, due 04/25/07	33,817	***
50,726	First Tennessee Bank, 5.31%, due 05/02/07	50,726	***
33,817	Fortis Bank, 5.27%, due 04/12/07	33,817	***
33,817	Fortis Bank, 5.27%, due 04/13/07	33,817	***
33,817	Fortis Bank, 5.27%, due 04/16/07	33,817	***
16,914	Fortis Bank, 5.3%, due 06/25/07	16,909	***
16,981	Greyhawk Funding LLC, 5.282%, due 04/17/07	16,909	***
33,971	Greyhawk Funding LLC, 5.284%, due 04/05/07	33,817	***
16,909	HBOS Treasury Services, 5.3%, due 05/08/07	16,909	***
32,465	Investor’s Bank & Trust Depository Reserve	32,465
33,966	Jupiter Securitization Corp., 5.273%, due 04/04/07	33,817	***
16,195	Jupiter Securitization Corp., 5.275%, due 04/09/07	16,119	***
16,979	Jupiter Securitization Corp., 5.292%, due 04/19/07	16,909	***
16,981	Jupiter Securitization Corp., 5.298%, due 04/26/07	16,909	***
33,966	Kitty Hawk Funding Corp., 5.293%, due 04/25/07	33,817	***
17,001	Lexington Parker Capital Co., 5.289%, due 04/18/07	16,909	***
33,907	Lexington Parker Capital Co., 5.294%, due 04/17/07	33,817	***
33,082	Liberty Street Funding Corp., 5.289%, due 04/26/07	32,903	***
16,993	Morgan Stanley, 5.508%, due 08/01/07	16,909	***
33,981	Old Line Funding LLC, 5.285%, due 04/23/07	33,817	***
16,976	Paradigm Funding LLC, 5.291%, due 04/24/07	16,909	***
16,979	Paradigm Funding LLC, 5.292%, due 04/16/07	16,909	***
51,129	Paradigm Funding LLC, 5.302%, due 04/25/07	50,726	***
16,971	Park Avenue Receivables Corp., 5.289%, due 04/13/07	16,909	***
33,971	Park Avenue Receivables Corp., 5.294%, due 04/20/07	33,817	***
16,976	Park Avenue Receivables Corp., 5.301%, due 04/24/07	16,909	***
33,817	Rabobank Nederland, 5.27%, due 04/10/07	33,817	***
101,451	Rabobank Nederland, 5.4%, due 04/02/07	101,451	***
16,959	Ranger Funding Co. LLC, 5.285%, due 04/12/07	16,909	***
17,008	Ranger Funding Co. LLC, 5.291%, due 05/01/07	16,909	***

33,817	Regions Bank, 5.3%, due 04/23/07	33,817	***
16,909	Royal Bank of Scotland, 5.285%, due 05/07/07	16,909	***
33,817	Royal Bank of Scotland, 5.3%, due 05/08/07	33,817	***
16,909	Royal Bank of Scotland, 5.3%, due 05/09/07	16,909	***
50,726	Royal Bank of Scotland, 5.31%, due 05/25/07	50,726	***
16,969	Sheffield Receivables Corp., 5.278%, due 04/02/07	16,909	***
33,976	Sheffield Receivables Corp., 5.285%, due 04/03/07	33,817	***
33,961	Sheffield Receivables Corp., 5.292%, due 04/18/07	33,817	***
33,986	Sheffield Receivables Corp., 5.296%, due 04/30/07	33,817	***
16,909	Skandinaviska Enskilda Banken AB, 5.28%, due 04/11/07	16,909	***
16,909	Skandinaviska Enskilda Banken AB, 5.285%, due 04/27/07	16,909	***
96,935	Svenska Handelsbanken, 5.375%, due 04/02/07	96,935	***
101,451	UBS AG, 5.285%, due 04/06/07	101,451	***
33,931	Variable Funding Capital Corp., 5.278%, due 04/19/07	33,817	***
33,931	Variable Funding Capital Corp., 5.278%, due 04/20/07	33,817	***
33,916	Yorktown Capital LLC, 5.285%, due 04/12/07	33,817	***
34,050	Yorktown Capital LLC, 5.286%, due 04/04/07	33,817	***
51,174	Yorktown Capital LLC, 5.296%, due 04/02/07	50,726	***
34,056	Yorktown Capital LLC, 5.297%, due 04/19/07	33,817	***
57,400,000	Federal Home Loan Bank, 4.98%, due 04/02/07	57,392,059
	Total	60,448,317

	Total Short-Term Investments (Cost: $60,448,317) (23.5%)	60,448,317
	Total Investments (Cost: $324,415,659) (124.9%)	320,666,988
	Liabilities in Excess of Other Assets (-24.9%)	(63,920,769)
	Net Assets (100.0%)	$256,746,219

Notes to the Schedule of Investments:

CDO	-	Collateralized Debt Obligation.

CLO	-	Collateralized Loan Obligation.

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

P/O	-	Principal Only Security.

PAC	-	Planned Amortization Class.

TAC	-	Target Amortization Class.

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $117,344,950 or 45.7% of net assets.These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

**	Non-income producing.

(1)	Represents number of preferred shares.

***	Represents investment of security lending collateral (Note 3).

+	Security partially or fully lent (Note 3).

#	Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discounts Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.9%
Airlines	0.7
Automobiles	1.4
Banking	17.8
Biotechnology	0.2
Capital Markets	0.1
Chemicals	0.2
Commercial Services	0.4
Commercial Services & Supplies	0.1
Communications Equipment	0.1
Computers & Peripherals	0.3
Consumer Finance	0.1
Containers & Packaging	0.5
Diversified Financial Services	0.4

Diversified Financial Services- Specialized Finance	13.0
Diversified Financial Services-Multi-Sector Holdings	1.3
Diversified Telecommunication Services	0.6
Electric Utilities	0.8
Electronics	1.9
Financial Services	20.9
Food & Staples Retailing	1.3
Food Products	0.3
Health Care Providers & Services	0.2
Health Care Technology	0.1
Household Durables	0.1
Household Products	0.1
Industrial - Diversified	0.4
Industrial Conglomerates	0.1
Information Technology Services	0.1
Insurance	1.8
Leisure Equipment & Products	0.1
Media	1.0
Media - Broadcasting & Publishing	0.6
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	0.9
Paper & Forest Products	0.1
Personal Products	0.1
Pharmaceuticals	0.6
Real Estate	0.7
Real Estate Investment Trust (REITs)	0.1
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	0.1
Software	0.1
Telecommunications	0.7
Textiles, Apparel & Luxury Goods	0.0	**
Thrifts & Mortgage Finance	5.0
U.S. Government Agency Obligations	23.0
Utilities	0.8
Wireless Telecommunication Services	0.2
Short-Term Investments	23.5
Total	124.9%

**	Value rounds to less than 0.1% of net assets

See accompanying Notes to Financial Statements

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	March 31, 2007

Note 1 – Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (“the Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Note 2 - Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2007, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$8,384,477
Depreciated securities	(13,503,005)
Net unrealized appreciation	$(5,118,528)
Cost of securities for federal income tax purposes	$325,785,516

Note 3—Security Lending:

During the period ended March 31, 2007, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At March 31, 2007, the cash collateral received from the borrowing brokers was $3,023,793 which is 104.92% of the value of the loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at March 31, 2007.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	May 10, 2007